Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurements [Abstract]
Schedule of liabilities measured at fair value
	Level 1	Level 2	Level 3	Total
LIABILITIES:
Warrant liabilities	$-	$-	$273,425	$273,425
Compound embedded derivative	-	-	200,000	200,000
Total derivative liabilities	$-	$-	$473,425	$473,425

	Level 1	Level 2	Level 3	Total
LIABILITIES:
Warrant liability	$-	$-	$23,425	$23,425
Total derivative liability	$-	$-	$23,425	$23,425

Schedule of estimated fair value of the warrant liability
	December 31,	December 31,
	2015	2014

Stock price	$0.08	$0.20
Weighted average strike price	$0.64	$2.50
Remaining contractual term (years)	4.12	1.1
Volatility	95.0%	125.7%
Risk-free rate	1.54%	0.3%
Dividend yield	0.0%	0.0%

December 31,
2015

Stock price	$0.08
Strike price	$0.20
Remaining contractual term (years)	1.12
Volatility	95.0%
Risk-free rate	0.7%
Dividend yield	0.0%

Schedule of financial liabilities that are measured at fair value on a recurring basis
	Years Ended
	December 31,
	2015	2014
Beginning balance	$23,425	$140,550
Fair value of derivatives issued	2,090,000	-
Change in fair value of derivative liabilities	(1,640,000)	(117,125)
Ending balance	$473,425	$23,425